RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries, incentives and short-term benefits	$ 5,649	$ 5,760
Unit-based compensation expense including fair value adjustments	2,959	2,102
Total compensation paid or payable to key management personnel	$ 8,608	$ 7,862